As filed with the Securities and Exchange Commission on September 20, 2019

Securities Act File No. 033-58846

Investment Company Act File No. 811-07538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 121	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 120	X

LORD ABBETT SECURITIES TRUST (Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey (Address of Principal Executive Office)	07302-3973 (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq. Vice President and Assistant Secretary 90 Hudson Street, Jersey City, New Jersey 07302-3973 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

__ immediately upon filing pursuant to paragraph (b)

X  on October 22, 2019 pursuant to paragraph (b)

__ 60 days after filing pursuant to paragraph (a)(1)

__ on (date) pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2)

__ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until October 22, 2019, the effectiveness of the registration statement for Lord Abbett Focused Mid Cap Value Fund (the “Fund”) filed in Post-Effective Amendment No. 93, which was filed on November 28, 2018 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 121 incorporates by reference the information relating to the Fund contained in Parts A, B, and C of Post-Effective Amendment No. 93. Post-Effective Amendment No. 121 is not intended to amend or supersede information contained in Post-Effective Amendment No. 93, or otherwise affect the effectiveness of any prospectus or statement of additional information contained in Post-Effective Amendment No. 93 that relates to one or more other series of the Registrant.

This filing relates solely to Lord Abbett Focused Mid Cap Value Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 20th day of September 2019.

LORD ABBETT SECURITIES TRUST

BY: /s/ John T. Fitzgerald

John T. Fitzgerald

Vice President and Assistant Secretary

BY: /s/ Bernard J. Grzelak

Bernard J. Grzelak

Chief Financial Officer and Vice President

BY: /s/ Vito A. Fronda

Vito A. Fronda

Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	September 20, 2019
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	September 20, 2019
Douglas B. Sieg

Eric C. Fast*	Trustee	September 20, 2019
Eric C. Fast

Evelyn E. Guernsey*	Trustee	September 20, 2019
Evelyn E. Guernsey

Julie A. Hill*	Trustee	September 20, 2019
Julie A. Hill

Kathleen M. Lutito*	Trustee	September 20, 2019
Kathleen M. Lutito

James M. McTaggart*	Trustee	September 20, 2019
James M. McTaggart

Charles O. Prince*	Trustee	September 20, 2019
Charles O. Prince

Karla M. Rabusch*	Trustee	September 20, 2019
Karla M. Rabusch

Mark A. Schmid*	Trustee	September 20, 2019
Mark A. Schmid
*BY:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 3 to Lord Abbett Credit Opportunities Fund’s Registration Statement on September 12, 2019, Accession Number 0000930413-19-002479.